UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Maryland Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Maryland — 111.7%
Corporate — 0.9%
Maryland EDC, Refunding RB, Potomac
Electric Power Co., 6.20%, 9/01/22	$ 250	$ 287,180
County/City/Special District/School District — 35.6%
City of Annapolis Maryland, Tax
Allocation Bonds, Park Place Project,
Series A, 5.35%, 7/01/34	494	414,442
City of Baltimore Maryland, Special Tax
Bonds, Special Obligation, Harborview
Lot No. 2, 6.50%, 7/01/31	993	923,897
County of Anne Arundel Maryland, RB,
Community College Project, 5.25%,
9/01/28	1,870	1,883,763
County of Baltimore Maryland, GO,
Metropolitan District (a):
67th Issue, 5.00%, 6/01/11	2,000	2,067,680
68th Issue, 5.00%, 8/01/12	2,000	2,147,680
County of Montgomery Maryland, RB,
Metrorail Garage Projects:
5.00%, 6/01/23	500	523,770
5.00%, 6/01/24	1,435	1,503,220
County of Prince George's Maryland, SO,
National Harbor Project, 5.20%,
7/01/34	1,500	1,303,605
		10,768,057
Education — 16.3%
Maryland Health & Higher Educational
Facilities Authority, RB:
Board of Child Care, 5.38%,
7/01/32	2,000	2,006,060
Loyola College Issue, 5.00%,
10/01/39	2,000	1,958,000
Maryland Industrial Development
Financing Authority, RB, Our Lady of
Good Counsel School, Series A,
6.00%, 5/01/35	1,000	974,940
		4,939,000
Health — 26.7%
County of Howard Maryland, Refunding
RB, Vantage House Facility, Series A,
5.25%, 4/01/33	500	384,680
Gaithersburg Maryland, Refunding RB,
Asbury Maryland Obligation, Series B,
6.00%, 1/01/23	250	255,603
Maryland Health & Higher Educational
Facilities Authority, RB:
Anne Arundel Health System,
5.00%, 7/01/40	1,000	983,270

	Par
Municipal Bonds	(000)	Value
Maryland (concluded)
Health (concluded)
Maryland Health & Higher Educational
Facilities Authority, RB (concluded) :
Carroll County General Hospital,
6.00%, 7/01/37	$ 1,990	$ 2,012,626
Peninsula Regional Medical Center,
5.00%, 7/01/36	1,000	956,850
Union Hospital of Cecil County
Issue, 5.63%, 7/01/32	2,000	2,012,380
Maryland Health & Higher Educational
Facilities Authority, Refunding RB:
Doctor's Community Hospital,
5.75%, 7/01/38	500	462,365
University of Maryland Medical
System, 5.13%, 7/01/39	1,000	1,005,130
		8,072,904
Housing — 5.5%
Maryland Community Development
Administration, RB:
AMT, 5.10%, 9/01/37	1,000	992,700
Residential, Series A, 5.05%,
9/01/39	500	507,330
Residential, Series B, 4.75%,
9/01/39	150	149,523
		1,649,553
Transportation — 10.1%
Maryland EDC, RB:
Term Project, Series B, 5.75%,
6/01/35	500	502,540
Transportation Facilities Project,
Series A, 5.75%, 6/01/35	500	502,540
Maryland State Transportation Authority,
RB, Baltimore/Washington
International Airport, Series B, AMT
(AMBAC), 5.13%, 3/01/24	2,000	2,039,480
		3,044,560
Utilities — 16.6%
City of Baltimore Maryland, Refunding
RB, Wastewater Projects, Series A
(NPFGC):
5.20%, 7/01/32	2,500	2,533,650
5.13%, 7/01/42	2,000	2,002,160
Maryland EDC, Refunding RB, CNX
Marine Terminals, Inc., 5.75%,
9/01/25	500	491,180
		5,026,990
Total Municipal Bonds in Maryland		33,788,244

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
EDC	Economic Development Corp.	SO	Special Obligation

BLACKROCK MARYLAND MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

1

Schedule of Investments(continued)

BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
District of Columbia — 3.4%
Transportation — 3.4%
Washington Metropolitan Area Transit
Authority, RB, Transit, Series A,
5.13%, 7/01/32	$ 1,000	$ 1,043,340
Total Municipal Bonds in the District of Columbia		1,043,340
Guam — 0.8%
County/City/Special District/School District — 0.8%
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	250	253,080
Total Municipal Bonds in Guam		253,080
Multi-State — 7.3%
Housing — 7.3%
Centerline Equity Issuer Trust, 7.20%,
11/15/52 (b)(c)	2,000	2,197,020
Total Municipal Bonds in Multi-State		2,197,020
Puerto Rico — 12.7%
State — 5.2%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series A-4 (AGM), 5.25%, 7/01/30	130	132,647
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series D, 5.38%, 7/01/33	350	350,325
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	1,000	1,083,250
		1,566,222
Tobacco — 4.5%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.50%, 5/15/39	1,500	1,362,240
Transportation — 3.0%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGM), 5.25%, 7/01/36	895	903,780
Total Municipal Bonds in Puerto Rico		3,832,242
Total Municipal Bonds – 135.9%		41,113,926
Municipal Bonds Transferred to Tender
Option Bond Trusts (d)
Maryland — 10.2%
Transportation — 10.2%
Maryland State Transportation Authority,
RB, Transportation Facility Project
(AGM), 5.00%, 7/01/41	3,000	3,095,400
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 10.2%		3,095,400
Total Long-Term Investments
(Cost – $43,687,679) – 146.1%		44,209,326

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund,
0.15% (e)(f)	2,959,081	$ 2,959,081
Total Short-Term Securities
(Cost – $2,959,081) – 9.8%		2,959,081
Total Investments
(Cost – $46,646,760*) – 155.9%		47,168,407
Other Assets Less Liabilities – 2.0%		597,188
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (5.0)%		(1,501,842)
Preferred Shares, at Redemption Value – (52.9)%		(16,000,969)
Net Assets Applicable to Common Shares – 100.0%		$ 30,262,784

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 45,064,730
Gross unrealized appreciation	$ 1,145,697
Gross unrealized depreciation	(542,020)
Net unrealized appreciation	$ 603,677

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(e) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010	Activity	2010	Income
FFI Institutional
Tax-Exempt
Fund	1,846,050	1,113,031	2,959,081	$ 991

(f) Represents the current yield as of report date.

2 BLACKROCK MARYLAND MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

Schedule of Investments(concluded)

BlackRock Maryland Municipal Bond Trust (BZM)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$ 44,209,326		—	$ 44,209,326
Short-Term
Securities	$ 2,959,081		—	—	2,959,081
Total	$ 2,959,081 $ 44,209,326			—	$ 47,168,407

1See above Schedule of Investments for values in each sector.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST

NOVEMBER 30, 2010

3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 26, 2011